Goodwill and Other Identifiable Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Identifiable Intangible Assets [Abstract]
Goodwill and Other Identifiable Intangible Assets

12. Goodwill and Other Identifiable Intangible Assets

The change in the carrying amount of goodwill attributable to each business segment for the years ended December 31, 2011 and December 31, 2010 was as follows:

	Carbon Materials & Chemicals	Railroad & Utility Products	Total
(Dollars in millions)
Balance at December 31, 2009	$59.4	$2.2	$61.6
Acquisitions	8.6	0.0	8.6
Currency translation	1.6	0.3	1.9

Balance at December 31, 2010	69.6	2.5	72.1
Acquisitions	0.1	0.3	0.4
Currency translation	(0.3)	(0.1)	(0.4)

Balance at December 31, 2011	$69.4	$2.7	$72.1

The Company’s identifiable intangible assets with finite lives are being amortized over their estimated useful lives and are summarized below:

	December 31,
	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
(Dollars in millions)
Customer contracts	$12.3	$6.8	$5.5	$13.2	$5.9	$7.3
Supply contracts	2.7	0.5	2.2	2.8	0.2	2.6
Favorable lease agreements	0.8	0.5	0.3	0.8	0.2	0.6
Non-compete agreements	1.2	1.2	0.0	1.2	1.2	0.0

Total	$17.0	$9.0	$8.0	$18.0	$7.5	$10.5

In 2011, the gross carrying value of identifiable intangible assets decreased by $0.8 million due to the finalization of purchase price adjustments from prior year acquisitions and by $0.2 million due to foreign currency translation. In 2010, the gross carrying value of identifiable intangible assets increased by $7.4 million from acquisitions and decreased by $0.2 million due to foreign currency translation. The customer contracts and supply contracts have estimated useful lives of 10 years and the favorable lease agreements and non-compete agreements have estimated useful lives of 3 years. Total amortization expense related to these identifiable intangible assets was $1.5 million, $1.2 million and $0.8 million for the years ended December 31, 2011, 2010 and 2009, respectively. Estimated amortization expense for the next five years is summarized below:

Estimated annual amortization
(Dollars in millions)
2012	$1.5
2013	1.3
2014	1.2
2015	1.2
2016	0.8